Fair Value Measurements	12 Months Ended
Mar. 31, 2017
Fair Value Measurements

2. Fair Value Measurements

The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:

Level 1—Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3—Unobservable inputs for the assets or liabilities.

The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading securities, available-for-sale securities, certain investment funds, derivatives, certain reinsurance recoverables, certain contingent consideration, and variable annuity and variable life insurance contracts at fair value on a recurring basis.

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017:

	March 31, 2016
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥20,673	¥0	¥20,673	¥0
Trading securities	725,821	37,592	688,229	0
Available-for-sale securities	1,347,890	99,347	1,149,021	99,522
Japanese and foreign government bond securities	497,355	988	496,367	0
Japanese prefectural and foreign municipal bond securities*2	169,534	0	169,534	0
Corporate debt securities	410,779	0	410,774	5
Specified bonds issued by SPEs in Japan	3,461	0	0	3,461
CMBS and RMBS in the Americas	97,186	0	58,693	38,493
Other asset- backed securities and debt securities	58,230	0	667	57,563
Equity securities*4	111,345	98,359	12,986	0
Other securities	17,751	0	0	17,751
Investment funds*5	17,751	0	0	17,751
Derivative assets	33,747	48	25,491	8,208
Interest rate swap agreements	93	0	93	0
Options held/written and other	8,789	0	581	8,208
Futures, foreign exchange contracts	18,294	48	18,246	0
Foreign currency swap agreements	6,571	0	6,571	0
Netting*6	(5,757)	0	0	0
Net derivative assets	27,990	0	0	0
Other assets	37,855	0	0	37,855
Reinsurance recoverables*7	37,855	0	0	37,855

Total	¥2,183,737	¥136,987	¥1,883,414	¥163,336

Liabilities:
Derivative liabilities	¥19,870	¥533	¥19,337	¥0
Interest rate swap agreements	5,921	0	5,921	0
Options held/written and other	3,637	0	3,637	0
Futures, foreign exchange contracts	6,655	533	6,122	0
Foreign currency swap agreements	3,601	0	3,601	0
Credit derivatives held	56	0	56	0
Netting*6	(5,757)	0	0	0
Net derivative Liabilities	14,113	0	0	0
Policy Liabilities and Policy Account Balances	795,001	0	0	795,001
Variable annuity and variable life insurance contracts*8	795,001	0	0	795,001

Total	¥814,871	¥533	¥19,337	¥795,001

	March 31, 2017
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥19,232	¥0	¥19,232	¥0
Trading securities	569,074	37,500	531,574	0
Available-for-sale securities	1,165,417	93,995	946,906	124,516
Japanese and foreign government bond securities	345,612	2,748	342,864	0
Japanese prefectural and foreign municipal bond securities*2	168,822	0	168,822	0
Corporate debt securities*3	393,644	11,464	380,562	1,618
Specified bonds issued by SPEs in Japan	1,087	0	0	1,087
CMBS and RMBS in the Americas	98,501	0	40,643	57,858
Other asset- backed securities and debt securities	64,717	0	764	63,953
Equity securities*4	93,034	79,783	13,251	0
Other securities	27,801	0	0	27,801
Investment funds*5	27,801	0	0	27,801
Derivative assets	22,999	734	17,032	5,233
Interest rate swap agreements	304	0	304	0
Options held/written and other	5,804	0	571	5,233
Futures, foreign exchange contracts	12,346	734	11,612	0
Foreign currency swap agreements	4,545	0	4,545	0
Netting*6	(4,019)	0	0	0
Net derivative assets	18,980	0	0	0
Other assets	22,116	0	0	22,116
Reinsurance recoverables*7	22,116	0	0	22,116

Total	¥1,826,639	¥132,229	¥1,514,744	¥179,666

Liabilities:
Derivative liabilities	¥16,295	¥165	¥16,130	¥0
Interest rate swap agreements	4,567	0	4,567	0
Options held/written and other	1,071	0	1,071	0
Futures, foreign exchange contracts	8,821	165	8,656	0
Foreign currency swap agreements	1,677	0	1,677	0
Credit derivatives held	159	0	159	0
Netting*6	(4,019)	0	0	0
Net derivative Liabilities	12,276	0	0	0
Policy Liabilities and Policy Account Balances	605,520	0	0	605,520
Variable annuity and variable life insurance contracts*8	605,520	0	0	605,520

Total	¥621,815	¥165	¥16,130	¥605,520

*1

A certain subsidiary elected the fair value option on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were a gain from the change in the fair value of the loans of ¥246 million for the fiscal 2015, a loss from the change in the fair value of the loans of ¥71 million for fiscal 2016 and a gain from the change in the fair value of the loans of ¥31 million for fiscal 2017. No gains or losses were recognized in earnings for fiscal 2015, 2016 and 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale as of March 31, 2016, were ¥19,848 million and ¥20,673 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥825 million. The amounts of aggregate unpaid principal balance and aggregate fair value as of March 31, 2017, were ¥18,362 million and ¥19,232 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥870 million. As of March 31, 2016 and 2017, there were no loans that were 90 days or more past due, in non-accrual status, or both.

*2	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥9 million and ¥12 million from the change in the fair value of those investments for fiscal 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥988 million and ¥1,015 million as of March 31, 2016 and 2017.
*3	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a loss of ¥31 million from the change in the fair value of those investments for fiscal 2017. The amounts of aggregate fair value elected the fair value option was ¥1,026 million as of March 31, 2017.
*4	A certain subsidiary elected the fair value option for investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥1,070 million, a loss of ¥202 million and a gain of ¥1,277 million from the change in the fair value of those investments for fiscal 2015, 2016 and 2017. The amount of aggregate fair value elected the fair value option were ¥16,227 million and ¥15,400 million as of March 31, 2016 and 2017, respectively.
*5	Certain subsidiaries elected the fair value option for investments in some funds. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥1,301 million and a loss of ¥4 million and a gain of ¥699 million from the change in the fair value of those investments for fiscal 2015, 2016 and 2017. The amounts of aggregate fair value were ¥10,152 million and ¥7,453 million as of March 31, 2016 and 2017, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥37,855 million and ¥22,116 million as of March 31, 2016 and 2017, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2016 and 2017, see Note 23 “Life Insurance Operations.”
*8	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥795,001 million and ¥605,520 million as of March 31, 2016 and 2017, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2016 and 2017, see Note 23 “Life Insurance Operations.”

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of the quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For fiscal 2016 and 2017, there were no transfers between Level 1 and Level 2.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2015, 2016 and 2017:

	2015
	Millions of yen
		Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2015	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2015*1
	Balance at April 1, 2014	Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥84,001	¥2,101	¥6,653	¥8,754	¥65,964	¥(18,222)	¥(23,796)	¥(19,650)	¥97,051	¥(1,745)
Corporate debt securities	661	73	(24)	49	0	(210)	(500)	0	0	0
Specified bonds issued by SPEs in Japan	6,772	5	101	106	1,700	0	(1,298)	0	7,280	5
CMBS and RMBS in the Americas	17,833	60	3,724	3,784	29,372	(3,446)	(4,447)	(20,438)	22,658	(395)
Other asset- backed securities and debt securities	58,735	1,963	2,779	4,742	34,892	(14,566)	(17,551)	0	66,252	(1,355)
Equity securities	0	0	73	73	0	0	0	788	861	0
Other securities	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Investment funds	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Derivative assets and liabilities (net)	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Options held/written and other	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Other asset	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Reinsurance recoverables*6	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Accounts payable	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Contingent consideration	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Policy Liabilities and Policy Account Balances	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)
Variable annuity and variable life insurance contracts*7	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)

	2016
	Millions of yen
	Balance at April 1, 2015	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2016	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2016*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥97,051	¥922	¥(10,458)	¥(9,536)	¥47,886	¥(15,632)	¥(19,378)	¥(869)	¥99,522	¥(679)
Corporate debt securities	0	1	0	1	5	(1)	0	0	5	0
Specified bonds issued by SPEs in Japan	7,280	5	16	21	0	(1,885)	(1,955)	0	3,461	2
CMBS and RMBS in the Americas	22,658	424	(3,831)	(3,407)	26,431	(2,401)	(4,788)	0	38,493	(763)
Other asset- backed securities and debt securities	66,252	492	(6,651)	(6,159)	21,450	(11,345)	(12,635)	0	57,563	82
Equity securities	861	0	8	8	0	0	0	(869)	0	0
Other securities	8,723	1,146	(2,194)	(1,048)	10,933	(857)	0	0	17,751	849
Investment funds	8,723	1,146	(2,194)	(1,048)	10,933	(857)	0	0	17,751	849
Derivative assets and liabilities (net)	11,870	(4,596)	0	(4,596)	5,857	0	(4,923)	0	8,208	(4,596)
Options held/written and other	11,870	(4,596)	0	(4,596)	5,857	0	(4,923)	0	8,208	(4,596)
Other asset	36,038	(8,482)	0	(8,482)	10,669	0	(370)	0	37,855	(8,482)
Reinsurance recoverables*6	36,038	(8,482)	0	(8,482)	10,669	0	(370)	0	37,855	(8,482)
Accounts payable	5,533	3,059	0	3,059	0	0	(2,474)	0	0	0
Contingent consideration	5,533	3,059	0	3,059	0	0	(2,474)	0	0	0
Policy Liabilities and Policy Account Balances	1,254,483	40,751	0	40,751	0	0	(418,731)	0	795,001	40,751
Variable annuity and variable life insurance contracts*7	1,254,483	40,751	0	40,751	0	0	(418,731)	0	795,001	40,751

	2017
	Millions of yen
	Balance at April 1, 2016	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2017	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2017*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥99,522	¥287	¥10,106	¥10,393	¥37,212	¥(6,545)	¥(16,066)	¥0	¥124,516	¥98
Corporate debt securities	5	0	(3)	(3)	1,800	0	(184)	0	1,618	0
Specified bonds issued by SPEs in Japan	3,461	1	(29)	(28)	0	(1,200)	(1,146)	0	1,087	0
CMBS and RMBS in the Americas	38,493	202	2,674	2,876	21,871	(466)	(4,916)	0	57,858	23
Other asset- backed securities and debt securities	57,563	84	7,464	7,548	13,541	(4,879)	(9,820)	0	63,953	75
Other securities	17,751	639	475	1,114	14,521	(5,585)	0	0	27,801	581
Investment funds	17,751	639	475	1,114	14,521	(5,585)	0	0	27,801	581
Derivative assets and liabilities (net)	8,208	(4,141)	0	(4,141)	2,480	0	(1,314)	0	5,233	(4,141)
Options held/written and other	8,208	(4,141)	0	(4,141)	2,480	0	(1,314)	0	5,233	(4,141)
Other asset	37,855	(22,398)	0	(22,398)	8,309	0	(1,650)	0	22,116	(22,398)
Reinsurance recoverables*6	37,855	(22,398)	0	(22,398)	8,309	0	(1,650)	0	22,116	(22,398)
Policy Liabilities and Policy Account Balances	795,001	3,651	0	3,651	0	0	(185,830)	0	605,520	3,651
Variable annuity and variable life insurance contracts*7	795,001	3,651	0	3,651	0	0	(185,830)	0	605,520	3,651

*1	Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains and losses from accounts payable are included in “Other (income) and expense, net” respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.”
*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. Due to the elapse of the computation period of the contingent consideration during fiscal 2016, the unsettled payment is included in a decrease of Accounts payable.
*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
*7	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

In fiscal 2015, CMBS in the Americas totaling ¥20,438 million were transferred from Level 3 to Level 2, since the inputs such as trading price and/or bid price became observable due to the market returning to active and the bonds invested being more liquid with actual observable trades of the similar financial instruments and/or active dealer bids. In addition equity securities totaling ¥788 million were transferred from Level 2 to Level 3, since the inputs became unobservable.

In fiscal 2016, equity securities totaling ¥869 million were transferred from Level 3 to Level 2, since the inputs became observable.

In fiscal 2017, there were no transfers in or out of Level 3.

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2016 and 2017. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2016
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥17,511	¥0	¥0	¥17,511
Investment in operating leases and property under facility operations	25,681	0	0	25,681

	¥43,192	¥0	¥0	¥43,192

	March 31, 2017
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	¥0	¥0	¥12,472
Investment in operating leases and property under facility operations	22,525	0	0	22,525
Certain investment in affiliates	15,726	0	0	15,726

	¥50,723	¥0	¥0	¥50,723

The following is a description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value:

Valuation process

The Company and its subsidiaries determine fair value of Level 3 assets and liabilities by using valuation techniques, such as internally developed models, or using third-party pricing information. Internally developed models include the discounted cash flow methodologies and direct capitalization methodologies. To measure the fair value of the assets and liabilities, the Company and its subsidiaries select the valuation technique which best reflects the nature, characteristics and risks of each asset and liability. The appropriateness of valuation methods and unobservable inputs is verified when measuring fair values of the assets and liabilities by using internally developed models. The Company and its subsidiaries also use third-party pricing information to measure the fair value of certain assets and liabilities. In that case, the Company and its subsidiaries verify the appropriateness of the prices by monitoring available information about the assets and liabilities, such as current conditions of the assets or liabilities, as well as surrounding market information. When these prices are determined to be able to reflect the nature, characteristics and risks of assets and liabilities reasonably, the Company and its subsidiaries use these prices as fair value of the assets and liabilities.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the Americas are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.

Investment in operating leases and property under facility operations and land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.

Trading securities, Available-for-sale securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 3 if the company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities, the Company and its subsidiaries judged that there has been increased overall trading activity, and the Company and its subsidiaries classified these securities as Level 2 for those securities that were measured at fair value based on the observable inputs such as trading price and/or bit price. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds are not traded in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use the discounted cash flow methodologies that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs in Japan, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs in Japan are estimated based on contractual principal and interest repayment schedules on each of the specified bonds issued by the SPEs in Japan. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodologies) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs in Japan rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs in Japan declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

Certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as Level 3, because the subsidiaries measure their fair value using discounting to net asset value based on inputs that are unobservable in the market. A certain subsidiary measures its investment held by the investment company which is owned by the subsidiary at fair value.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.

Reinsurance recoverables

Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Contingent consideration

The Company will be required to pay certain contingent consideration described in Note 3 “Acquisitions and divestitures” depending on the future performance of a certain asset management business of the acquired subsidiary, and the Company recognizes a liability for the contingent consideration at its estimated fair value. The fair value of the contingent consideration is classified as Level 3 because the Company measures its fair value using a Monte Carlo model based on inputs that are unobservable in the market.

Variable annuity and variable life insurance contracts

A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market and are categorized as trading securities. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Information about Level 3 Fair Value Measurements

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017.

	March 31, 2016
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Corporate debt securities	¥5	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	806	Discounted cash flows	Discount rate	0.9%
				(0.9%)
	2,655	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	38,493	Discounted cash flows	Discount rate	6.4% – 32.4%
				(18.5%)
			Probability of default	0.0% – 34.0%
				(8.2%)
Other asset-backed securities and debt securities	7,432	Discounted cash flows	Discount rate	1.0% – 32.4%
				(12.7%)
			Probability of default	0.7% – 1.1%
				(0.9%)
	50,131	Appraisals/Broker quotes	—	—
Other securities
Investment funds	10,152	Internal cash flows	Discount rate	10.0% – 40.0%
				(13.6%)
	7,599	Appraisals/Broker quotes	—	—
Derivative assets
Options held/written and other	4,876	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.7%)
	3,332	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	37,855	Discounted cash flows	Discount rate	(0.2)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(0.9%)
			Lapse rate	1.5% – 54.0%
				(15%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.4%)

Total	¥163,336

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥795,001	Discounted cash flows	Discount rate	(0.2)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(85.2%)

Total	¥795,001

	March 31, 2017
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Corporate debt securities	¥1,613	Discounted cash flows	Discount rate	0.5% – 1.6%
				(1.1%)
	5	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	1,087	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	57,858	Discounted cash flows	Discount rate	6.4% – 22.6%
				(18.0%)
			Probability of default	0.0% – 26.4%
				(3.6%)
Other asset-backed securities and debt securities	13,890	Discounted cash flows	Discount rate	1.0% – 51.2%
				(8.9%)
			Probability of default	0.6% – 11.0%
				(0.8%)
	50,063	Appraisals/Broker quotes	—	—
Other securities
Investment funds	11,202	Internal cash flows	Discount rate	0.0% – 40.0%
				(10.0%)
	894	Discounted cash flows	Discount rate	5.4% – 10.0%
				(8.6%)
	15,705	Appraisals/Broker quotes	—	—
Derivative assets
Options held/written and other	3,525	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.7%)
	1,708	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	22,116	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.2%)

Total	¥179,666

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥605,520	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(82.7%)

Total	¥605,520

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2016 and 2017.

	March 31, 2016
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥17,511	Discounted cash flows	Discount rate	5.3% – 10.9%
				(9.3%)
		Direct capitalization	Capitalization rate	5.9% – 17.0%
				(9.9%)
Investment in operating leases and property under facility operations	5,679	Discounted cash flows	Discount rate	5.3% – 10.0%
				(5.5%)
	20,002	Appraisals	—	—

	¥43,192

	March 31, 2017
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	Discounted cash flows	Discount rate	10.0% – 10.7%
				(10.5%)
		Direct capitalization	Capitalization rate	10.3% – 11.2%
				(10.9%)
Investment in operating leases and property under facility operations	204	Direct capitalization	Capitalization rate	8.5% – 10.0%
				(8.7%)
	1,381	Discounted cash flows	Discount rate	6.8% – 10.2%
				(9.0%)
	20,940	Appraisals	—	—
Certain investment in affiliates	15,726	Market price method	—	—

	¥50,723	Business enterprise value multiples	—	—

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

For more analysis of the sensitivity of each input, see the description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.